PARENT ONLY FINANCIAL INFORMATION (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets
Cash	¥ 296,565,209	$ 45,450,607	¥ 164,118,081
Term deposits	160,349,418	24,574,623	69,762,000
Total current assets	878,987,833	134,710,780	601,178,479
Noncurrent assets:
Total non-current assets	89,474,408	13,712,552	66,253,651
Total assets	968,462,241	148,423,332	667,432,130
Current liabilities
Accrued expenses and other current liabilities	93,967,456	14,401,143	68,768,498
Warrant liabilities	202,271,900	30,999,525
Total current liabilities	776,731,068	119,039,244	359,568,047
Non-current liabilities
Non-current warrant liabilities	19,470,302	2,983,954	19,631,027
Total non-current liabilities	19,470,302	2,983,954	115,821,390
Total liabilities	796,201,370	122,023,198	475,389,437
Mezzanine equity
Total mezzanine equity	4,875,825,761	747,252,990	1,444,141,422	¥ 1,077,924,351	¥ 755,224,412
Shareholders' deficit:
Subscription receivables			(23,219,901)
Accumulated other comprehensive income (loss)	208,672,218	31,980,417	(72,548,649)
Accumulated deficit	(4,914,644,309)	(753,202,193)	(1,140,572,830)
Total shareholders' deficit	(4,703,564,890)	(720,852,856)	(1,252,098,729)	(942,654,335)	(627,868,759)
Total liabilities, mezzanine equity and shareholders' deficit	968,462,241	148,423,332	667,432,130
Series A Redeemable Convertible Preferred Stock
Mezzanine equity
Total mezzanine equity	648,327,522	99,360,540	183,371,326
Series B Redeemable Convertible Preferred Stock
Mezzanine equity
Total mezzanine equity	686,082,312	105,146,714	212,123,212
Series C Redeemable Convertible Preferred Stock
Current liabilities
Amounts due to VIE	230,086,500		0
Mezzanine equity
Total mezzanine equity	1,579,397,468	242,053,252	613,766,867
Series D Redeemable Convertible Preferred Stock
Mezzanine equity
Total mezzanine equity	444,789,375	68,166,954	205,776,240
Series E Redeemable Convertible Preferred Stock
Mezzanine equity
Total mezzanine equity	720,043,550	110,351,502	229,103,777
Series F Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity	1,133,364,034	173,695,637
Class A ordinary shares
Shareholders' deficit:
Pre-offering Ordinary Shares	28,592	4,382	23,519
Total shareholders' deficit	28,592	4,382	23,519	23,519	23,519
Class B ordinary Shares
Shareholders' deficit:
Pre-offering Ordinary Shares	33,348	5,111	33,348
Total shareholders' deficit	33,348	5,111	33,348	¥ 33,348	¥ 33,348
Series C and Series E Redeemable Convertible Preferred Shares
Mezzanine equity
Subscription receivables	336,178,500	$ 51,521,609
Parent
Current assets
Cash	1,144,361		355,008
Term deposits	160,349,418
Other current assets	358,925		17,409
Total current assets	161,852,704		372,417
Noncurrent assets:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE's subsidiaries	465,440,853		227,116,226
Total non-current assets	465,440,853		227,116,226
Total assets	627,293,557		227,488,643
Current liabilities
Amounts due to VIE	230,086,500
Accrued expenses and other current liabilities	5,549,245		707
Warrant liabilities	202,271,900
Total current liabilities	437,907,645		707
Non-current liabilities
Non-current warrant liabilities	19,470,302		19,631,027
Total non-current liabilities	19,470,302		19,631,027
Total liabilities	457,377,947		19,631,734
Mezzanine equity
Total mezzanine equity	4,875,825,761		1,444,141,422
Shareholders' deficit:
Subscription receivables			(23,219,901)
Accumulated other comprehensive income (loss)	208,672,218		(72,548,649)
Accumulated deficit	(4,914,644,309)		(1,140,572,830)
Total shareholders' deficit	(4,705,910,151)		(1,236,284,513)
Total liabilities, mezzanine equity and shareholders' deficit	627,293,557		227,488,643
Parent | Series A Redeemable Convertible Preferred Stock
Mezzanine equity
Total mezzanine equity	648,327,522		183,371,326
Parent | Series B Redeemable Convertible Preferred Stock
Mezzanine equity
Total mezzanine equity	686,082,312		212,123,212
Parent | Series C Redeemable Convertible Preferred Stock
Mezzanine equity
Total mezzanine equity	1,579,397,468		613,766,867
Parent | Series D Redeemable Convertible Preferred Stock
Mezzanine equity
Total mezzanine equity	444,789,375		205,776,240
Parent | Series E Redeemable Convertible Preferred Stock
Mezzanine equity
Total mezzanine equity	720,043,550		229,103,777
Parent | Series F Redeemable Convertible Preferred Shares
Mezzanine equity
Total mezzanine equity	1,133,364,034
Parent | Class A ordinary shares
Shareholders' deficit:
Pre-offering Ordinary Shares	28,592		23,519
Parent | Class B ordinary Shares
Shareholders' deficit:
Pre-offering Ordinary Shares	33,348		¥ 33,348
Parent | Series C and Series E Redeemable Convertible Preferred Shares
Mezzanine equity
Subscription receivables	¥ 336,178,500